PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Store operating equipment	1,260,623	1,341,127	194,445
Leasehold improvements	873,449	1,126,562	163,336
Office equipment and others	105,721	177,259	25,700
Office buildings	798,657	811,666	117,681
Mechanical equipment	77,072	80,481	11,669
Construction in progress	15,054	53,103	7,698
	3,130,576	3,590,198	520,529
Less: accumulated depreciation	(1,244,914)	(1,546,362)	(224,201)
Less: impairment	(80,561)	(176,458)	(25,584)

	1,805,101	1,867,378	270,744

7.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

Depreciation expense was RMB483.3 million, RMB465.2 million and RMB391.7 million (US$56.8 million) for the years ended December 31, 2020, 2021 and 2022, respectively.

In June 2018, the Group entered into a project cooperation agreement and a strategic cooperation agreement with Xiamen municipal government and UCAR Inc. (collectively as the “Tri-Party Agreement”), pursuant to which the Group acquired the new headquarters building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. As of the date of this annual report, the Group is in the process of obtaining the real property ownership certificate for its headquarters, and is currently in discussions with the Xiamen municipal government to agree on a solution, including to enter into a new cooperation agreement.

Impairment for property and equipment was RMB80.6 million and RMB176.5 million (US$25.6 million) as of December 31, 2021 and 2022, respectively. It mainly consisted of:

(1)	RMB54.0 million and RMB167.1 million (US$24.2 million) for the asset group related to Luckin Coffee EXPRESS as of December 31, 2021 and 2022, respectively. (See Note 2(m));
(2)	RMB26.5 million and RMB9.3 million (US$1.4 million) for the asset group related to store operating equipment and others as of December 31, 2021 and 2022, respectively (See Note 2(m)).

During the year ended December 31, 2022, impairment for property and equipment of RMB220.7 million (US$32.0 million) was provided, which was mainly related to a full impairment for Luckin Coffee EXPRESS machines due to historical underperformance and updated strategy and business projections for Luckin Coffee EXPRESS machines determined by the management. Impairment provision of RMB107.8 million for Luckin Coffee EXPRESS and RMB 17.0 million for store operating equipment and others were written off.